Submission	Jul. 07, 2026
Submission [Line Items]
Central Index Key	0001383951
Registrant Name	Nomura America Finance, LLC
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES